Short-Term Investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant [Member]
Short-Term Investments [Line Items]
Unrealized loss from investment	¥ 1,294,144
Equity Securities [Member]
Short-Term Investments [Line Items]
Unrealized loss from investment	¥ 7,779,811